CONSOLIDATED BALANCE SHEETS	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Current assets:
Cash and cash equivalents	$ 38,045,225	$ 99,847,604
Restricted cash	140,337,531	121,862,127
Accounts receivable, net of allowances for doubtful accounts of $7,638,434 and $5,152,466 as of December 31,2014 and 2015, respectively	117,552,365	112,006,096
Notes Receivable	43,613,485	13,737,075
Inventories	193,171,119	357,361,169
Advances to suppliers-current, net	18,479,686	27,493,901
Amounts due from related parties	110,952	452,415
Value added tax recoverable	24,525,347	30,514,426
Income tax recoverable	3,609,414	1,246,718
Prepaid expenses and other current assets	27,805,783	44,913,444
Project assets	20,213,622	$ 37,039,958
Assets held-for-sale	4,240,878
Derivative assets	56,253	$ 1,688,103
Deferred tax assets-current, net	5,988,646	11,368,201
Total current assets	637,750,306	859,531,237
Property, plant and equipment, net	630,462,070	750,297,544
Prepaid land use right, net	37,239,795	39,574,063
Deferred tax assets-non-current, net	10,237,718	8,461,905
Advances for purchases of property, plant and equipment, net	381,958	1,756,051
Other non-current assets	9,373,292	$ 9,386,726
Deferred project costs	20,874,446
Total assets	1,346,319,585	$ 1,669,007,526
Current liabilities:
Short-term borrowings	668,787,546	$ 654,675,368
Convertible bond payable-current	26,145,000
Accounts payable	300,176,417	$ 461,499,180
Advances from customers-current	28,101,183	84,411,639
Amounts due to related parties	2,676,614	7,569,511
Other current liabilities	77,238,265	126,623,253
Income tax payable	129,845	$ 123,492
Derivative liabilities	29,519
Warrant liability	577,500	$ 1,890,000
Total current liabilities	$ 1,103,861,889	1,336,792,443
Convertible notes payable-non-current		94,599,000
Long-term borrowings	$ 38,776,693	43,451,827
Advances from customers-non-current		936,063
Warranty	$ 36,023,946	$ 31,778,365
Deferred revenue	32,376,386
Deferred subsidies	23,241,899	$ 25,347,152
Other long-term liabilities	104,860	946,357
Total liabilities	$ 1,234,385,673	$ 1,533,851,207
Commitments and contingencies (see Note 19)
Shareholders' equity
Common shares (500,000,000 shares; no par value shares authorized at December 31, 2014 and 2015; 204,846,064 shares issued and 203,777,464 shares outstanding at December 31, 2014; 203,331,288 shares issued and 203,205,688 shares outstanding at December 31, 2015)	$ 477,964,702	$ 476,765,888
Additional paid-in capital	7,669,350	7,512,174
Accumulated deficit	(435,276,897)	(430,201,775)
Accumulated other comprehensive income	61,576,757	81,080,032
Total equity	111,933,912	135,156,319
Total liabilities and shareholders' equity	$ 1,346,319,585	$ 1,669,007,526